Mezzanine Equity (Details) (USD $)	12 Months Ended					0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 21, 2012 7Road Cayman [Member]	Dec. 31, 2012 7Road [Member]	May 11, 2011 Shenzhen 7Road [Member]
Redeemable Noncontrolling Interest [Line Items]
Percentage of acquired equity interest						68.258%
Put option expiration year					2014
Percentage of outstanding shares surrendered by Chief Executive Officer				5.10%
Noncontrolling interest percentage				28.074%
Group's interest in 7Road Cayman				71.926%
Variance of mezzanine equity of Changyou caused by 7Road.com Limited's chief executive officer's surrender of shares	$ 6,837,000
Estimated redemption value of mezzanine equity	89,800,000
Accretion charge	$ 11,196,000	$ 2,558,000	$ 0